Related Party Transactions	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the three months ended January 31, 2025 and 2024, or recorded balances as of January 31, 2025 and July 31, 2024:

Name	Relationship with the Company
Mr. Jun Liu	The Chief Executive Officer of the Company
Huaya	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu

2)	Transactions with related parties

In June 2022, the Company entered into an office lease agreement (“Lease Agreement”) with Zachary Group. Pursuant to the agreement, the Company would lease the office space for a lease term of 5 years, matured in May 2027. The monthly rental fee was $20,000, payable on a monthly basis. On March 1, 2024, the Company and Zachary Group modified the lease agreement to reduce the lease term and office space. The modified agreement was for a lease term of 2 years through February 2026, and monthly rental fee was $3,000, payable on a monthly basis. On November 30, 2024, the Company entered into an agreement with Zachary Group and agreed that the Lease Agreement would be terminated effective November 1, 2024.

For the three months ended January 31, 2025 and 2024, the Company recorded rental expenses of $3,000 and $60,000, respectively. For the six months ended January 31, 2025 and 2024, the Company recorded rental expenses of $12,000 and $120,000, respectively.

For the three and six months ended January 31, 2025, the Company collected loans of $93,013 and repaid loans of $93,013 to Mr. Jun Liu.

For the three and six months ended January 31, 2024, the Company repaid loans of $nil and $17,710 to Asia International Securities Exchange Co., Ltd. The loans were interest free and was repayable on demand. For the six months ended January 31, 2024, the Company collected loans of $20,000 from Huaya.

3)	Balances with related parties

As of January 31, 2025 and July 31, 2024, the balances due from related parties were as follows:

	January 31, 2025	July 31, 2024
	(unaudited)
Accounts receivable:
Asia International Securities Exchange Co., Ltd.	$-	$200,000
	$-	$200,000
Due from related parties:
Asia International Securities Exchange Co., Ltd. (a)	$-	$900,000
Mr. Jun Liu	600,000
	$600,000	$900,000

a)	The balance due from Asia International Securities Exchange Co., Ltd. represented a prepayment for security purchase. However the transaction was subsequently canceled. The Company fully collect the prepayments.

NOTE 11 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended July 31, 2024 and 2023, or recorded balances as of July 31, 2024 and 2023:

Name	Relationship with the Company
Mr. Jun Liu	The Chief Executive Officer of the Company
Huaya	Wholly owned by Mr. Pishan Chi, the former Chief Executive Officer of the Company
Asia International Securities Exchange Co., Ltd.	Wholly owned by Mr. Jun Liu
Zachary Group LLC (“Zachary Group”)	Wholly owned by Mr. Jun Liu

2)	Transactions with related parties

	As of July 31,
	2024	2023
Provision of consulting services to related parties
Asia International Securities Exchange Co., Ltd.	$200,000	$1,300,000
	$200,000	$1,300,000

In June 2022, the Company entered into an office lease agreement with Zachary Group. Pursuant to the agreement, the Company would lease the office space for a lease term of 5 years, matured in May 2027. The monthly rental fee was $20,000, payable on a monthly basis. On March 1, 2024, the Company and Zachary Group modified the lease agreement to reduce the lease term and office space. The modified agreement was for a lease term of 2 years through February 2026, and monthly rental fee was $3,000, payable on a monthly basis. For the year ended July 31, 2024 and 2023, the Company recorded rental expenses of $95,000 and $240,000, respectively.

In April 2024, the Company made a three-month loan of $300,000 to Mr. Jun Liu. The loan was interest free and was fully repaid in July 2024.

On April 29, 2024, the Company entered into a deferred salary conversion agreement (“Deferred Salary Conversion Agreement”) with Mr. Jun Liu, the president, chief executive officer and chairman of the board of directors of the Company. Pursuant to the Agreement, the Company agreed to issue and Mr. Liu agreed to accept 384,478 ordinary shares (“Deferred Salary Debt Shares”), $0.001 par value in lieu of an unpaid salary of $349,875 owed to Mr. Liu at a per share price of $0.91 which was the Nasdaq consolidated closing bid price per share of the Company’s ordinary shares on April 29, 2024.

For the year ended July 31, 2023, the Company make a loan of $100,000 to Huaya to support its operations. The loan was interest free and was repayable on demand. For the year ended July 31, 2024 and 2023, Huaya made repayments of $40,539 and $59,461 to the Company.

3)	Balances with related parties

As of July 31, 2024 and 2023, the balances due from related parties were as follows:

	As of July 31,
	2024	2023
Accounts receivable:
Asia International Securities Exchange Co., Ltd.	$200,000	$600,000
	$200,000	$600,000

Other receivable:
Asia International Securities Exchange Co., Ltd. (a)	$900,000	$-
Huaya	-	40,539
	$900,000	$40,539

(a)	During the year ended July 31, 2024, the Company also made a prepayment of $900,000 to Asia International Securities Exchange Co., Ltd. for security purchase. However the transaction was subsequently canceled. The Company expected to collect the prepayments before November 30, 2024.

(b)	During the year ended July 31, 2023, the Company provided full provision of $762,000 against accounts receivable due from Huaya because the management assessed the collection was remote. For the year ended July 31, 2024, Huaya paid salaries of $19,103 on behalf of the Company, and the Company reversed provision of $19,103 against accounts receivable due from Huaya.

As of July 31, 2024 and 2023, the balances due to related parties were as follows:

	As of July 31,
	2024	2023
Other payables:
Asia International Securities Exchange Co., Ltd.	$-	$729,968
	$-	$729,968

In April 2024, Asia International Securities Exchange Co., Ltd. waived debts of $712,258 due from the Company. The forgiveness of liabilities was considered as a contribution from the principal shareholder and recorded as additional paid-in capital.